Document and Entity Information	9 Months Ended
Sep. 30, 2016
Entity Information [Line Items]
Entity Registrant Name	PBF HOLDING CO LLC
Entity Central Index Key	0001566011
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Entity Filer Category	Non-accelerated Filer
PBF Finance Corporation [Member]
Entity Information [Line Items]
Entity Registrant Name	PBF FINANCE CORPORATION
Entity Central Index Key	0001566097
Entity Filer Category	Non-accelerated Filer